Accrued Liabilities (Details) - USD ($)	Nov. 30, 2021	Nov. 30, 2020
Accrued Liabilities
Professional Fees	$ 106,417	$ 144,866
Board Of Directors Fees	189,220	230,812
Litigation Settlement Fee (note 16)	400,000	600,000
Interest	472,357	266,498
Other	1,104,616	538,096
Accrued Liabilities	$ 2,272,610	$ 1,780,272